UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	August 13, 2007

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	66
Form 13F Information Table Value Total: $178,646

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories	COM		002824100	1685	31459	SH		SOLE			31459
Accenture Ltd		CL A		G1150G111	2194	51155	SH		SOLE			51155
Adobe Sys Inc.		COM		00724F101	4621	115094	SH		SOLE			115094
Aflac Inc		COM		001055102	2090	40663	SH		SOLE			40663
Allied Irish Banks      ADR		019228402	484	8811	SH		SOLE			8811
Amer Intl Group Inc	COM		026874107	1576	22502	SH		SOLE			22502
Anglo Amern PLC		ADR		03485P102	371	12652	SH		SOLE			12652
Aquantive Inc.		COM		03839G105	893	14000	SH		SOLE			14000
Axa SA Each Repstg	ADR		054536107	2792	64872	SH		SOLE			64872
BB&T Corp		COM		054937107	1248	30682	SH		SOLE			30682
Berkley W R Corp	COM		084423102	1335	41023	SH		SOLE			41023
BHP Billiton LTD	ADR		088606108	3025	50628	SH		SOLE			50628
Biomet Inc		COM		090613100	1533	33531	SH		SOLE			33531
Broadcom Corp    	CL A		111320107	4171	142606	SH		SOLE			142606
Business Objects	ADR		12328X107	504	12975	SH		SOLE			12975
Canon Inc Adr New	ADR		138006309	2861	48793	SH		SOLE			48793
China Mobile Hong K	ADR		16941M109	5925	109932	SH		SOLE			109932
Cisco Sys Inc		COM		17275R102	5853	210160	SH		SOLE			210160
Conco Phillips		COM		20825C104	3795	48345	SH		SOLE			48345
Countrywide Financial 	COM		222372104	3979	109464	SH		SOLE			109464
Ctrip.Com Intl Ltd	ADR		22943F100	4229	107572	SH		SOLE			107572
Ecolab Inc		COM		278865100	1336	31278	SH		SOLE			31278
Emerson Electric Co	COM		291011104	1723	36817	SH		SOLE			36817
Encana Corp		COM		292505104	4702	76513	SH		SOLE			76513
Express Scripts Inc	COM		302182100	251	5024	SH		SOLE			5024
Focus Media Holding	ADR		34415V109	4500	89130	SH		SOLE			89130
General Dynamics	COM		369550108	4627	59156	SH		SOLE			59156
Gilead Sciences Inc	COM		375558103	5089	131156	SH		SOLE			131156
Goldcorp Inc New	COM		380956409	4230	178546	SH		SOLE			178546
Goldman Sachs Group	COM		38141G104	5280	24362	SH		SOLE			24362
Hsbc Hldgs Plc          ADR		404280406	1815	19779	SH		SOLE			19779
Indymac Bancorp		COM		456607100	3858	132244	SH		SOLE			132244
Infosys Technologie	ADR		456788108	349	6922	SH		SOLE			6922
Intuitive Surgical   	COM		46120E602	5581	40221	SH		SOLE			40221
Itt Inds Inc		COM		450911102	2033	29778	SH		SOLE			29778
Joy Global Inc		COM		481165108	4419	75750	SH		SOLE			75750
Kookmin BK New Spon	ADR		50049M109	2563	29221	SH		SOLE			29221
Kubota Ltd		ADR		501173207	2078	51316	SH		SOLE			51316
Kyocera Corp		ADR		501556203	2871	27235	SH		SOLE			27235
Maxim Integrated Pr	COM		57772K101	4502	134747	SH		SOLE			134747
Mitsubishi Ufj Finl	ADR		606822104	1927	174892	SH		SOLE			174892
Morgan Stanley		COM		617446448	4569	54468	SH		SOLE			54468
Noble Corporation	SHS		G65422100	507	5200	SH		SOLE			5200
Nokia Corp ADR		ADR		654902204	4687	166752	SH		SOLE			166752
Nomura Hldgs Inc Sp	ADR		65535H208	2310	118946	SH		SOLE			118946
Nutri Sys Inc New   	COM		67069D108       5504	78792	SH		SOLE			78792
Oil Sts Intl Inc        COM		678026105	1858	44943	SH		SOLE			44943
Patterson Cos Inc	COM		703395103	1210	32465	SH		SOLE			32465
ProShares Ulsh MD400	COM		74347R859	2080	40600	SH		SOLE			40600
ProShares Ulsh QQQ	COM		74347R875	1980	43408	SH		SOLE			43408
Qualcomm Inc		COM		747525103	4045	93228	SH		SOLE			93228
Quality Sys Inc		COM		747582104	4326	113927	SH		SOLE			113927
Research in Motion	COM		760975102	9207	46035	SH		SOLE			46035
Rio Tinto Plc		ADR		767204100	490	1600	SH		SOLE			1600
Roper Industries	COM		776696106	248	4340	SH		SOLE			4340
SAP AG 			ADR		803054204	2278	44614	SH		SOLE			44614
Satyam Computer Serv	ADR		804098101	426	17200	SH		SOLE			17200
Shire Pharmaceutica	COM		82481R106	337	4540	SH		SOLE			4540
SK Telcom Co LTD AD	COM		78440P108	2823	103217	SH		SOLE			103217
Smith & Nephew Plc	ADR		83175M205	2536	40886	SH		SOLE			40886
Stryker Corp		COM		863667101	1609	25506	SH		SOLE			25506
Sysco Corp		COM		871829107	1982	60065	SH		SOLE			60065
TNT N V			ADR		87260W101	3554	78722	SH		SOLE			78722
UBS AG 			ADR		H89231338	476	7926	SH		SOLE			7926
Visual Sciences Inc	COM		92845H108	455	29441	SH		SOLE			29441
Waters Corp		COM		941848103	251	4229	SH		SOLE			4229

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